Annual Fund Operating Expenses	Jul. 28, 2025
Aristotle Core Bond Fund | Aristotle Core Bond Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%	[1]
Expenses (as a percentage of Assets)	0.48%
Aristotle Core Bond Fund | Aristotle Core Bond Fund Class I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%	[1]
Expenses (as a percentage of Assets)	0.48%
Aristotle Core Equity Fund | Aristotle Core Equity Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[2]
Distribution and Service (12b-1) Fees	0.25%
Expenses (as a percentage of Assets)	0.90%
Aristotle Core Equity Fund | Aristotle Core Equity Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[2]
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.65%
Aristotle Core Equity Fund | Aristotle Core Equity Fund Class I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[2]
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.65%
Aristotle Core Income Fund | Aristotle Core Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[3]
Distribution and Service (12b-1) Fees	0.25%
Expenses (as a percentage of Assets)	0.85%
Aristotle Core Income Fund | Aristotle Core Income Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[3]
Distribution and Service (12b-1) Fees	1.00%
Expenses (as a percentage of Assets)	1.60%
Aristotle Core Income Fund | Aristotle Core Income Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[3]
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.45%
Aristotle Core Income Fund | Aristotle Core Income Fund Class I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[3]
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.55%
Aristotle Floating Rate Income Fund | Aristotle Floating Rate Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[4]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.02%	[5]
Acquired Fund Fees and Expenses	0.03%	[6]
Expenses (as a percentage of Assets)	1.05%
Aristotle Floating Rate Income Fund | Aristotle Floating Rate Income Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[4]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.02%	[5]
Acquired Fund Fees and Expenses	0.03%	[6]
Expenses (as a percentage of Assets)	1.80%
Aristotle Floating Rate Income Fund | Aristotle Floating Rate Income Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%	[5]
Acquired Fund Fees and Expenses	0.03%	[6]
Expenses (as a percentage of Assets)	0.72%
Aristotle Floating Rate Income Fund | Aristotle Floating Rate Income Fund Class I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%	[5]
Acquired Fund Fees and Expenses	0.03%	[6]
Expenses (as a percentage of Assets)	0.80%
Aristotle Growth Equity Fund | Aristotle Growth Equity Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[7]
Distribution and Service (12b-1) Fees	0.25%
Expenses (as a percentage of Assets)	0.95%
Aristotle Growth Equity Fund | Aristotle Growth Equity Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[7]
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.70%
Aristotle Growth Equity Fund | Aristotle Growth Equity Fund Class I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[7]
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.70%
Aristotle High Yield Bond Fund | Aristotle High Yield Bond Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[8]
Distribution and Service (12b-1) Fees	0.25%
Expenses (as a percentage of Assets)	0.95%
Aristotle High Yield Bond Fund | Aristotle High Yield Bond Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[8]
Distribution and Service (12b-1) Fees	1.00%
Expenses (as a percentage of Assets)	1.70%
Aristotle High Yield Bond Fund | Aristotle High Yield Bond Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[8]
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.55%
Aristotle High Yield Bond Fund | Aristotle High Yield Bond Fund Class I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[8]
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.65%
Aristotle International Equity Fund | Aristotle International Equity Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%	[9]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%	[10]
Expenses (as a percentage of Assets)	1.04%
Fee Waiver or Reimbursement	0.00%	[11]
Net Expenses (as a percentage of Assets)	1.04%
Aristotle International Equity Fund | Aristotle International Equity Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%	[9]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%	[10]
Expenses (as a percentage of Assets)	0.79%
Fee Waiver or Reimbursement	(0.01%)	[11]
Net Expenses (as a percentage of Assets)	0.78%
Aristotle International Equity Fund | Aristotle International Equity Fund Class I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%	[9]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%	[10]
Expenses (as a percentage of Assets)	0.79%
Fee Waiver or Reimbursement	(0.01%)	[11]
Net Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2028
Aristotle Portfolio Optimization Aggressive Growth Fund | Aristotle Portfolio Optimization Aggressive Growth Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[12]
Distribution and Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.42%	[13]
Expenses (as a percentage of Assets)	1.12%
Aristotle Portfolio Optimization Aggressive Growth Fund | Aristotle Portfolio Optimization Aggressive Growth Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[12]
Distribution and Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.42%	[13]
Expenses (as a percentage of Assets)	1.87%
Aristotle Portfolio Optimization Aggressive Growth Fund | Aristotle Portfolio Optimization Aggressive Growth Fund Class I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[12]
Distribution and Service (12b-1) Fees	0.00%
Acquired Fund Fees and Expenses	0.42%	[13]
Expenses (as a percentage of Assets)	0.87%
Aristotle Portfolio Optimization Conservative Fund | Aristotle Portfolio Optimization Conservative Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[14]
Distribution and Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.38%	[15]
Expenses (as a percentage of Assets)	1.08%
Aristotle Portfolio Optimization Conservative Fund | Aristotle Portfolio Optimization Conservative Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[14]
Distribution and Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.38%	[15]
Expenses (as a percentage of Assets)	1.83%
Aristotle Portfolio Optimization Conservative Fund | Aristotle Portfolio Optimization Conservative Fund Class I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[14]
Distribution and Service (12b-1) Fees	0.00%
Acquired Fund Fees and Expenses	0.38%	[15]
Expenses (as a percentage of Assets)	0.83%
Aristotle Portfolio Optimization Growth Fund | Aristotle Portfolio Optimization Growth Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[16]
Distribution and Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.41%	[17]
Expenses (as a percentage of Assets)	1.11%
Aristotle Portfolio Optimization Growth Fund | Aristotle Portfolio Optimization Growth Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[16]
Distribution and Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.41%	[17]
Expenses (as a percentage of Assets)	1.86%
Aristotle Portfolio Optimization Growth Fund | Aristotle Portfolio Optimization Growth Fund Class I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[16]
Distribution and Service (12b-1) Fees	0.00%
Acquired Fund Fees and Expenses	0.41%	[17]
Expenses (as a percentage of Assets)	0.86%
Aristotle Portfolio Optimization Moderate Conservative Fund | Aristotle Portfolio Optimization Moderate Conservative Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[18]
Distribution and Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.40%	[19]
Expenses (as a percentage of Assets)	1.10%
Aristotle Portfolio Optimization Moderate Conservative Fund | Aristotle Portfolio Optimization Moderate Conservative Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[18]
Distribution and Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.40%	[19]
Expenses (as a percentage of Assets)	1.85%
Aristotle Portfolio Optimization Moderate Conservative Fund | Aristotle Portfolio Optimization Moderate Conservative Fund Class I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[18]
Distribution and Service (12b-1) Fees	0.00%
Acquired Fund Fees and Expenses	0.40%	[19]
Expenses (as a percentage of Assets)	0.85%
Aristotle Portfolio Optimization Moderate Fund | Aristotle Portfolio Optimization Moderate Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[20]
Distribution and Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.42%	[21]
Expenses (as a percentage of Assets)	1.12%
Aristotle Portfolio Optimization Moderate Fund | Aristotle Portfolio Optimization Moderate Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[20]
Distribution and Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.42%	[21]
Expenses (as a percentage of Assets)	1.87%
Aristotle Portfolio Optimization Moderate Fund | Aristotle Portfolio Optimization Moderate Fund Class I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[20]
Distribution and Service (12b-1) Fees	0.00%
Acquired Fund Fees and Expenses	0.42%	[21]
Expenses (as a percentage of Assets)	0.87%
Aristotle Short Duration Income Fund | Aristotle Short Duration Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[22]
Distribution and Service (12b-1) Fees	0.25%
Expenses (as a percentage of Assets)	0.75%
Aristotle Short Duration Income Fund | Aristotle Short Duration Income Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[22]
Distribution and Service (12b-1) Fees	1.00%
Expenses (as a percentage of Assets)	1.50%
Aristotle Short Duration Income Fund | Aristotle Short Duration Income Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%	[22]
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.39%
Aristotle Short Duration Income Fund | Aristotle Short Duration Income Fund Class I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[22]
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.49%
Aristotle Small Cap Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2028
Aristotle Small Cap Equity Fund | Aristotle Small Cap Equity Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%	[23]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%	[24]
Expenses (as a percentage of Assets)	1.16%
Fee Waiver or Reimbursement	0.00%	[25]
Net Expenses (as a percentage of Assets)	1.16%
Aristotle Small Cap Equity Fund | Aristotle Small Cap Equity Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%	[23]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.01%	[24]
Expenses (as a percentage of Assets)	1.91%
Fee Waiver or Reimbursement	0.00%	[25]
Net Expenses (as a percentage of Assets)	1.91%
Aristotle Small Cap Equity Fund | Aristotle Small Cap Equity Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%	[23]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[24]
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	0.00%	[25]
Net Expenses (as a percentage of Assets)	0.90%
Aristotle Small Cap Equity Fund | Aristotle Small Cap Equity Fund Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[23]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%	[24]
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.01%)	[25]
Net Expenses (as a percentage of Assets)	0.85%
Aristotle Small Cap Equity Fund | Aristotle Small Cap Equity Fund Class I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%	[23]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%	[24]
Expenses (as a percentage of Assets)	0.91%
Fee Waiver or Reimbursement	(0.01%)	[25]
Net Expenses (as a percentage of Assets)	0.90%
Aristotle Small/Mid Cap Equity Fund | Aristotle Small/Mid Cap Equity Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%	[26]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.11%
Expenses (as a percentage of Assets)	1.26%
Fee Waiver or Reimbursement	0.00%	[27]
Net Expenses (as a percentage of Assets)	1.26%
Aristotle Small/Mid Cap Equity Fund | Aristotle Small/Mid Cap Equity Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%	[26]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.11%
Expenses (as a percentage of Assets)	2.01%
Fee Waiver or Reimbursement	0.00%	[27]
Net Expenses (as a percentage of Assets)	2.01%
Aristotle Small/Mid Cap Equity Fund | Aristotle Small/Mid Cap Equity Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[26]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.11%
Expenses (as a percentage of Assets)	0.96%
Fee Waiver or Reimbursement	0.00%	[27]
Net Expenses (as a percentage of Assets)	0.96%
Aristotle Small/Mid Cap Equity Fund | Aristotle Small/Mid Cap Equity Fund Class I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%	[26]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.11%
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	0.00%	[27]
Net Expenses (as a percentage of Assets)	1.01%
Aristotle Strategic Income Fund | Aristotle Strategic Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%	[28]
Distribution and Service (12b-1) Fees	0.25%
Expenses (as a percentage of Assets)	0.94%
Aristotle Strategic Income Fund | Aristotle Strategic Income Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%	[28]
Distribution and Service (12b-1) Fees	1.00%
Expenses (as a percentage of Assets)	1.69%
Aristotle Strategic Income Fund | Aristotle Strategic Income Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%	[28]
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.59%
Aristotle Strategic Income Fund | Aristotle Strategic Income Fund Class I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%	[28]
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.69%
Aristotle Ultra Short Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2028
Aristotle Ultra Short Income Fund | Aristotle Ultra Short Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[29]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%	[30]
Expenses (as a percentage of Assets)	0.58%
Fee Waiver or Reimbursement	0.00%	[31]
Net Expenses (as a percentage of Assets)	0.58%
Aristotle Ultra Short Income Fund | Aristotle Ultra Short Income Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[29]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%	[30]
Expenses (as a percentage of Assets)	0.33%
Fee Waiver or Reimbursement	(0.01%)	[31]
Net Expenses (as a percentage of Assets)	0.32%
Aristotle Ultra Short Income Fund | Aristotle Ultra Short Income Fund Class I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[29]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%	[30]
Expenses (as a percentage of Assets)	0.33%
Fee Waiver or Reimbursement	(0.01%)	[31]
Net Expenses (as a percentage of Assets)	0.32%
Aristotle Value Equity Fund | Aristotle Value Equity Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%	[32]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%	[33]
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	0.00%	[34]
Net Expenses (as a percentage of Assets)	0.95%
Aristotle Value Equity Fund | Aristotle Value Equity Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%	[32]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[33]
Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement	0.00%	[34]
Net Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2028
Aristotle Value Equity Fund | Aristotle Value Equity Fund Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%	[32]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%	[33]
Expenses (as a percentage of Assets)	0.62%
Fee Waiver or Reimbursement	(0.01%)	[34]
Net Expenses (as a percentage of Assets)	0.61%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2028
Aristotle Value Equity Fund | Aristotle Value Equity Fund Class I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%	[32]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%	[33]
Expenses (as a percentage of Assets)	0.70%
Fee Waiver or Reimbursement	(0.01%)	[34]
Net Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2028
Aristotle/Saul Global Equity Fund | Aristotle/Saul Global Equity Fund Class I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%	[35]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%	[36]
Expenses (as a percentage of Assets)	0.79%

[1]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.35% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.13% of the average net assets of the class.

[2]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.50% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.15% of the average net assets of the class.

[3]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.40% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.20% for Class A and Class C, 0.05% for Class I and 0.15% for Class I-2 of the average net assets of the class.

[4]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.55% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.20% for Class A, Class C and Class I-2 and 0.12% for Class I of the average net assets of the class.

[5]	“Other Expenses” include interest expense of 0.02%. Interest expense is borne by the Fund separately from the management fees paid to Aristotle Investment Services, LLC.
[6]
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies and have been estimated based on expected allocations to underlying funds.

[7]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.55% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.15% of the average net assets of the class

[8]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.50% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.20% for Class A and Class C, 0.05% for Class I and 0.15% for Class I-2 of the average net assets of the class.

[9]	The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.60% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.18% of the average net assets of the class.
[10]	“Other Expenses” include interest expense of 0.01%. Interest expense is borne by the Fund separately from the management fees paid to Aristotle Investment Services, LLC.
[11]	Aristotle Investment Services, LLC has contractually agreed, through July 31, 2028, to waive its management fees to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 0.78% for Class I and Class I-2 (the “Expense Limit”). Aristotle Investment Services, LLC may not recoup management fees waived prior to August 1, 2026. Beginning August 1, 2026, Aristotle Investment Services, LLC may recoup any management fees waived so long as (i) the Total Annual Fund Operating Expenses, after any recoupment, do not exceed the lesser of (x) the Expense Limit in effect at the time of the waiver or (y) the Expense Limit in effect at the time the recoupment is made; and (ii) the recoupment is made within three (3) years after the management fees were waived. This agreement may only be terminated or amended prior to July 31, 2028 by the Fund’s Board of Trustees.

[12]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.20% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.25% of the average net assets of the class.

[13]
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies and have been estimated based on expected allocations to Underlying Funds.

[14]	The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.20% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.25% of the average net assets of the class.
[15]
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies and have been estimated based on expected allocations to Underlying Funds.

[16]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.20% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.25% of the average net assets of the class.

[17]
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies and have been estimated based on expected allocations to Underlying Funds.

[18]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.20% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.25% of the average net assets of the class.

[19]
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements. Acquired Fund Fees and Expenses have been estimated based on expected allocations to Underlying Funds.

[20]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.20% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.25% of the average net assets of the class.

[21]
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies and have been estimated based on expected allocations to Underlying Funds.

[22]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.25% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.25% for Class A and Class C, 0.14% for Class I and 0.24% for Class I-2 of the average net assets of the class.

[23]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.65% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.25% for Class A, Class C, Class I, and Class I-2, and 0.20% for Class R6 of the net average assets of the class.

[24]
“Other Expenses” for Class A, Class C, Class R6 and Class I-2 include interest expense of 0.01%. Interest expense is borne by the Fund separately from the management fees paid to Aristotle Investment Services, LLC.

[25]
Aristotle Investment Services, LLC has contractually agreed, through July 31, 2028, to waive its management fees to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 1.20% for Class A, 1.95% for Class C, 0.85% for Class R6, and 0.90% for Class I and Class I-2 (the “Expense Limit”). Aristotle Investment Services, LLC may not recoup management fees waived prior to August 1, 2025 for Class A, Class C and Class R6, and may not recoup management fees waived prior to August 1, 2026 for Class I and Class I-2. Beginning August 1, 2025 for Class A, Class C and Class R6, and August 1, 2026 for Class I and Class I-2, Aristotle Investment Services, LLC may recoup any management fees waived so long as (i) the Total Annual Fund Operating Expenses, after any recoupment, do not exceed the lesser of (x) the Expense Limit in effect at the time of the waiver or (y) the Expense Limit in effect at the time the recoupment is made; and (ii) the recoupment is made within three (3) years after the management fees were waived. This agreement may only be terminated or amended prior to July 31, 2028 by the Fund’s Board of Trustees.

[26]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.65% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.25% for Class A, Class C and Class I-2 and 0.20% for Class I of the net average assets of the class.

[27]
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies and have been estimated based on expected allocations to underlying funds.

[28]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.50% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.19% for Class A, Class C and Class I-2 and 0.09% for Class I of the average net assets of the class.

[29]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.25% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.07% of the average net assets of the class.

[30]	“Other Expenses” include tax expense of 0.01%. Tax expenses are borne by the Fund separately from the management fees paid to Aristotle Investment Services, LLC.
[31]
Aristotle Investment Services, LLC has contractually agreed, through July 31, 2028, to waive its management fees to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 0.57% for Class A and 0.32% for Class I and Class I-2 (the “Expense Limit”). Aristotle Investment Services, LLC may not recoup management fees waived prior to August 1, 2025. Beginning August 1, 2025, Aristotle Investment Services, LLC may recoup any management fees waived so long as (i) the Total Annual Fund Operating Expenses, after any recoupment, do not exceed the lesser of (x) the Expense Limit in effect at the time of the waiver or (y) the Expense Limit in effect at the time the recoupment is made; and (ii) the recoupment is made within three (3) years after the management fees were waived. This agreement may only be terminated or amended prior to July 31, 2028 by the Fund’s Board of Trustees.

[32]	The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.55% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.14% for Class A, Class I, and Class I-2, and 0.06% for Class R6 of the average net assets of the class.
[33]	“Other Expenses” for Class A, Class R6 and Class I-2 include interest expense of 0.01%. Interest expense is borne by the Fund separately from the management fees paid to Aristotle Investment Services, LLC.
[34]	Aristotle Investment Services, LLC has contractually agreed, through July 31, 2028, to waive its management fees to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 0.61% for Class R6 and 0.69% for Class I and Class I-2 (the “Expense Limit”). Aristotle Investment Services, LLC may not recoup management fees waived prior to August 1, 2026. Beginning August 1, 2026, Aristotle Investment Services, LLC may recoup any management fees waived so long as (i) the Total Annual Fund Operating Expenses, after any recoupment, do not exceed the lesser of (x) the Expense Limit in effect at the time of the waiver or (y) the Expense Limit in effect at the time the recoupment is made; and (ii) the recoupment is made within three (3) years after the management fees were waived. This agreement may only be terminated or amended prior to July 31, 2028 by the Fund’s Board of Trustees.

[35]	The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.60% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.18% of the average net assets of the class.
[36]	“Other Expenses” include interest expense of 0.01%. Interest expense is borne by the Fund separately from the management fees paid to Aristotle Investment Services, LLC.